SHARE CAPITAL (Details) - USD ($)		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016
Opening Balance		$ 5,399,851	$ 5,883,903
Shares issued on acquisition (Note 4)		23,177,000
Shares issued for services			169,700
Options exercised		18,166
Warrants exercised		40,195
Cashless exercise of warrants (g)		0	0
Closing Balance		$ 24,150,650	$ 5,399,851
Exchangable Shares [Member]
Opening Balance (in shares)		50,000,000	50,000,000
Opening Balance		$ 50,000	$ 50,000
Converted into common shares (in shares)		(2,090,664)	0
Converted into common shares		$ (2,090)	$ 0
Closing Balance (in shares)		47,909,336	50,000,000
Closing Balance		$ 47,910	$ 50,000
Common Shares [Member]
Opening Balance (in shares)		22,591,292	22,428,313
Opening Balance		$ 22,591	$ 22,428
Shares issued on acquisition (Note 4)		$ 23,650	$ 0
Shares issued on acquisition (Note 4) (in shares)		23,650,000	0
Shares issued to exchangeable shareholders (in shares)		2,090,664	0
Shares issued to exchangeable shareholders		$ 2,090	$ 0
Shares issued for services (in shares)	[1]	217,047	117,471
Shares issued for services	[1]	$ 217	$ 117
Options exercised (in shares)		110,096	0
Options exercised		$ 110	$ 0
Warrants exercised		$ 175	$ 0
Warrants exercised (in shares)		174,759	0
Cashless exercise of warrants (g) (in shares)	[2]	51,249	45,508
Cashless exercise of warrants (g)	[2]	$ 51	$ 46
Closing Balance (in shares)		48,885,107	22,591,292
Closing Balance		$ 48,884	$ 22,591
Common Shares And Exchangeable Shares [Member]
Opening Balance (in shares)		72,591,292
Opening Balance		$ 72,591
Closing Balance (in shares)		96,794,443	72,591,292
Closing Balance		$ 96,794	$ 72,591

[1]	During the year ended March 31, 2017, the Company issued 70,000 shares of common stock with a value of $59,500, 60,000 shares of common stock with a value of $36,000 and 87,047 shares of common stock with a value of $62,288 for services provided.
[2]	During the year ended March 31, 2017, the Company issued, 51,249 shares of common stock were issued as a result of a cashless exercise of 262,045 warrants with an exercise price of $0.80.